Expense Example, No Redemption - PRUDENTIAL DAY ONE 2030 FUND	Sep. 29, 2020 USD ($)
Class R1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 117
Expense Example, No Redemption, 3 Years	5,594
Expense Example, No Redemption, 5 Years	8,077
Expense Example, No Redemption, 10 Years	9,851
Class R2
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	447
Expense Example, No Redemption, 5 Years	826
Expense Example, No Redemption, 10 Years	1,892
Class R3
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	485
Expense Example, No Redemption, 5 Years	919
Expense Example, No Redemption, 10 Years	2,128
Class R4
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	10,501
Expense Example, No Redemption, 5 Years	10,501
Expense Example, No Redemption, 10 Years	10,501
Class R5
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	359
Expense Example, No Redemption, 5 Years	685
Expense Example, No Redemption, 10 Years	1,606
Class R6
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	228
Expense Example, No Redemption, 5 Years	432
Expense Example, No Redemption, 10 Years	$ 1,018